Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2024
Fidelity Freedom Blend 2010 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	9.89%
Past 5 years	4.94%
Since Inception	3.73%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Since Inception	3.80%

[1]	A From August 31, 2018 .